Stock-Based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION
The amended and restated 2006 Employee Plan authorizes the Board of Directors, or a committee of the Board of Directors, to issue or transfer up to an aggregate of 19,200,000 shares of common stock, plus any shares relating to awards that expire, are forfeited or canceled. The Employee Plan permits the granting of option rights, appreciation rights, restricted stock, restricted stock units, performance shares and performance units to eligible employees. At December 31, 2013, no appreciation rights, restricted stock units, performance shares or performance units had been granted under the 2006 Employee Plan.
The 2006 Stock Plan for Nonemployee Directors (Nonemployee Director Plan) authorizes the Board of Directors, or a committee of the Board of Directors, to issue or transfer up to an aggregate of 200,000 shares of common stock, plus any shares relating to awards that expire, are forfeited or are canceled. The Nonemployee Director Plan permits the granting of option rights, appreciation rights, restricted stock and restricted stock units to members of the Board of Directors who are not employees of the Company. At December 31, 2013, no option rights, appreciation rights or restricted stock units had been granted under the Nonemployee Director Plan.
The cost of the Company’s stock-based compensation is recorded in accordance with the Stock Compensation Topic of the ASC. The tax benefits associated with these share-based payments are classified as financing activities in the Statements of Consolidated Cash Flows.
At December 31, 2013, the Company had total unrecognized stock-based compensation expense of $74,702 that is expected to be recognized over a weighted-average period of 1.24 years. Stock-based compensation expense during 2013, 2012 and 2011 was $58,004, $54,348 and $48,176, respectively. The Company recognized a total income tax benefit related to stock-based compensation expense of $22,368, $20,948 and $18,570 during 2013, 2012 and 2011, respectively. The impact of total stock-based compensation expense, net of taxes, on net income reduced Basic and Diluted net income per common share by $.35 and $.34 during 2013, respectively.
Option rights. The fair value of the Company’s option rights was estimated at the date of grant using a Black-Scholes-Merton option-pricing model with the following weighted-average assumptions for all options granted:

	2013	2012	2011
Risk-free interest rate	1.37%	.78%	1.13%
Expected life of option rights	5.10 years	5.11 years	5.27 years
Expected dividend yield of stock	1.32%	1.43%	1.77%
Expected volatility of stock	.281	.274	.303

The risk-free interest rate is based upon the U.S. Treasury yield curve at the time of grant. The expected life of option rights was calculated using a scenario analysis model. Historical data was used to aggregate the holding period from actual exercises, post-vesting cancellations and hypothetical assumed exercises on all outstanding option rights. The expected dividend yield of stock is the Company’s best estimate of the expected future dividend yield. Expected volatility of stock was calculated using historical and implied volatilities. The Company applied an estimated forfeiture rate of 2.60 percent to the 2013 grants. This rate was calculated based upon historical activity and is an estimate of granted shares not expected to vest. If actual forfeitures differ from the expected rate, the Company may be required to make additional adjustments to compensation expense in future periods.
Grants of option rights for non-qualified and incentive stock options have been awarded to certain officers, key employees and nonemployee directors under the 2006 Employee Plan, the 2003 Stock Plan and the 1997 Plan. The option rights generally become exercisable to the extent of one-third of the optioned shares for each full year following the date of grant and generally expire ten years after the date of grant. Unrecognized compensation expense with respect to option rights granted to eligible employees amounted to $43,575 at December 31, 2013. The unrecognized compensation expense is being amortized on a straight-line basis over the three-year vesting period and is expected to be recognized over a weighted-average period of 1.34 years.
The weighted-average per share grant date fair value of options granted during 2013, 2012 and 2011, respectively, was $41.91, $32.74 and $18.47. The total intrinsic value of exercised option rights for employees was $129,742, $298,883 and $53,100, and for nonemployee directors was $525, $1,412 and $1,129 during 2013, 2012 and 2011, respectively. The total fair value of options vested during the year was $28,658, $25,879 and $25,868 during 2013, 2012 and 2011, respectively. There were no outstanding option rights for nonemployee directors for 2013. The outstanding option rights for nonemployee directors were 3,500 and 17,500 for 2012 and 2011, respectively. The Company issues new shares upon exercise of option rights or granting of restricted stock.
A summary of the Company’s non-qualified and incentive stock option right activity for employees and nonemployee directors, and related information for the years ended December 31 is shown in the following table:

	2013			2012			2011
	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value
Outstanding beginning of year	6,748,126	$79.39		9,857,695	$60.31		10,009,385	$55.82
Granted	898,728	179.67		1,089,240	152.93		1,407,259	78.72
Exercised	(1,127,942)	61.46		(4,140,822)	53.40		(1,480,058)	47.15
Forfeited	(33,278)	115.24		(57,730)	78.01		(76,354)	67.02
Expired	(1,042)	79.73		(257)	72.65		(2,537)	53.65
Outstanding end of year	6,484,592	$96.25	$563,554	6,748,126	$79.39	$494,699	9,857,695	$60.31	$287,526
Exercisable at end of year	4,424,674	$71.86	$492,689	4,245,891	$61.43	$386,484	6,908,116	$54.24	$243,440

The weighted-average remaining term for options outstanding at the end of 2013, 2012 and 2011, respectively, was 6.75, 6.99 and 6.54 years. The weighted-average remaining term for options exercisable at the end of 2013, 2012 and 2011, respectively, was 5.71, 5.79 and 5.39 years. Shares reserved for future grants of option rights and restricted stock were 5,636,618, 6,810,439 and 8,155,734 at December 31, 2013, 2012 and 2011, respectively.
Restricted stock. Grants of restricted stock, which generally require three years of continuous employment from the date of grant before vesting and receiving the stock without restriction, have been awarded to certain officers and key employees under the 2006 Employee Plan. The February 2013, 2012 and 2011 grants consisted of approximately two-thirds performance-based awards and one-third time-based awards. The performance-based awards vest at the end of a three-year period based on the Company’s achievement of specified financial goals relating to earnings per share. The time-based awards vest at the end of a three-year period based on continuous employment. Unrecognized compensation expense with respect to grants of restricted stock to eligible employees amounted to $29,944 at December 31, 2013 and is being amortized on a straight-line basis over the vesting period and is expected to be recognized over a weighted-average period of 0.96 years.
Grants of restricted stock have been awarded to nonemployee directors under the Nonemployee Plan and the 1997 Plan. These grants generally vest and stock is received without restriction to the extent of one-third of the granted stock for each year following the date of grant. Unrecognized compensation expense with respect to grants of restricted stock to nonemployee directors amounted to $1,182 at December 31, 2013 and is being amortized on a straight-line basis over the three-year vesting period and is expected to be recognized over a weighted-average period of 1.22 years.
A summary of grants of restricted stock to certain officers, key employees and nonemployee directors during each year is as follows:

	2013	2012	2011
Restricted stock granted	172,406	301,856	300,677
Weighted-average per share fair value of restricted stock granted during the year	$163.63	$99.47	$84.86

A summary of the Company’s restricted stock activity for the years ended December 31 is shown in the following table:

	2013	2012	2011
Outstanding at beginning of year	919,748	1,304,891	1,266,201
Granted	172,406	301,856	300,677
Vested	(334,750)	(412,859)	(16,072)
Forfeited	(8,022)	(274,140)	(245,915)
Outstanding at end of year	749,382	919,748	1,304,891